Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,885,038.26

Principal:
Principal Collections	$19,212,198.76
Prepayments in Full	$11,006,336.99
Liquidation Proceeds	$464,658.74
Recoveries	$19,821.65
Sub Total	$30,703,016.14
Collections	$33,588,054.40

Purchase Amounts:
Purchase Amounts Related to Principal	$195,911.29
Purchase Amounts Related to Interest	$615.29
Sub Total	$196,526.58

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,784,580.98

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	13
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$33,784,580.98
Servicing Fee	$680,418.07	$680,418.07	$0.00	$0.00	$33,104,162.91
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,104,162.91
Interest - Class A-2 Notes	$53,229.43	$53,229.43	$0.00	$0.00	$33,050,933.48
Interest - Class A-3 Notes	$192,820.83	$192,820.83	$0.00	$0.00	$32,858,112.65
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$32,788,660.15
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,788,660.15
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$32,750,834.73
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,750,834.73
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$32,721,016.73
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,721,016.73
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$32,680,236.23
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,680,236.23
Regular Principal Payment	$29,743,959.90	$29,743,959.90	$0.00	$0.00	$2,936,276.33
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,936,276.33
Residuel Released to Depositor	$0.00	$2,936,276.33	$0.00	$0.00	$0.00
Total		$33,784,580.98

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$29,743,959.90
Total					$29,743,959.90
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$29,743,959.90	$71.62	$53,229.43	$0.13	$29,797,189.33	$71.75
Class A-3 Notes	$0.00	$0.00	$192,820.83	$0.46	$192,820.83	$0.46
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$29,743,959.90	$22.16	$423,926.68	$0.32	$30,167,886.58	$22.48

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$168,092,930.36	0.4047506	$138,348,970.46	0.3331302
Class A-3 Notes	$420,700,000.00	1.0000000	$420,700,000.00	1.0000000
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$787,732,930.36	0.5869668	$757,988,970.46	0.5648036

Pool Information
Weighted Average APR	4.333%	4.324%
Weighted Average Remaining Term	45.44	44.58
Number of Receivables Outstanding	42,728	41,815
Pool Balance	$816,501,679.68	$785,254,451.09
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$793,213,422.65	$763,000,754.32
Pool Factor	0.6032937	0.5802059

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$11,778,816.77
Yield Supplement Overcollateralization Amount	$22,253,696.77
Targeted Overcollateralization Amount	$27,265,480.63
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$27,265,480.63

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	13

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		107	$368,122.81
(Recoveries)		26	$19,821.65
Net Losses for Current Collection Period			$348,301.16
Cumulative Net Losses Last Collection Period			$2,334,361.54
Cumulative Net Losses for all Collection Periods			$2,682,662.70

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.51%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.07%	383	$8,403,870.76
61-90 Days Delinquent	0.11%	42	$889,648.04
91-120 Days Delinquent	0.04%	12	$293,200.95
Over 120 Days Delinquent	0.04%	18	$348,189.95
Total Delinquent Receivables	1.27%	455	$9,934,909.70

Repossession Inventory:
Repossessed in the Current Collection Period		30	$716,960.15
Total Repossessed Inventory		41	$1,047,317.42

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2669%
Preceding Collection Period			0.5357%
Current Collection Period			0.5219%
Three Month Average			0.4415%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1762%
Preceding Collection Period			0.2130%
Current Collection Period			0.1722%
Three Month Average			0.1871%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer